Blue Chip 35 Index Fund
FUND SUMMARY: BLUE CHIP 35 INDEX FUND
Investment Objective:
The Blue Chip 35 Index Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Blue Chip 35 Index Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip 35 Index Fund Class N
Management Fees	0.08%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.15%
[1]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.15% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Blue Chip 35 Index Fund | Class N | USD ($)	15	48	85	192

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its objective by approximating the total return of the Bridgeway Ultra-Large 35 Index (the “Index”), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. The Adviser selects stocks for the Index using a statistically driven approach. As of September 30, 2017, more than 99% of the Fund’s net assets were invested this way.

The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition and weighting. The long-term objective of this roughly equally weighted Index is to hold 35 “blue-chip” companies, excluding any tobacco companies and ensuring reasonable industry diversification.

Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.

This “roughly equally weighted” Index contrasts with most other “market-cap weighted” indexes, which give more weight to the stocks that have appreciated the most in price. Therefore, the Index is a more “value-oriented” index structure. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund’s expenses and transaction costs.

The Fund may purchase stock market index futures in order to equitize cash.
Principal Risks:
Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

There is risk that the Fund’s total return may be lower than the total return of the Index that the Fund seeks to approximate.

The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of derivative instruments, such as futures, could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Blue Chip 35 Index Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/17 through 9/30/17 was 10.37%.

	Quarter	Total Return
Best Quarter:	Q2 09	15.75%
Worst Quarter:	Q4 08	-19.01%

Average Annual Total Returns (For the periods ended 12/31/16)
Average Annual Total Returns - Blue Chip 35 Index Fund		1 Year	5 Years	10 Years
Class N		13.18%	14.36%	7.17%
Class N | Return After Taxes on Distributions	[1]	12.54%	13.79%	6.72%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.99%	11.52%	5.76%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		11.96%	14.66%	6.95%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.